CONSOLIDATED STATEMENTS OF INCOME - USD ($) shares in Thousands, $ in Thousands	3 Months Ended								12 Months Ended
	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Operating revenues
Operating revenues	$ 433,643	$ 456,212	$ 890,040	$ 674,753	$ 411,143	$ 455,505	$ 1,173,096	$ 887,241	$ 2,454,648	$ 2,926,985	$ 3,243,904
Purchased gas cost
Purchased gas cost									746,192	1,295,675	1,722,060
Gross profit	369,716	391,629	512,684	434,427	344,265	368,134	505,571	413,340	1,708,456	1,631,310	1,521,844
Operating expenses
Operation and maintenance									538,592	516,406	482,476
Depreciation and amortization									290,791	272,408	251,672
Taxes, other than income									221,843	230,264	210,474
Total operating expenses									1,051,226	1,019,078	944,622
Operating income	84,449	128,396	251,656	192,729	74,347	111,001	242,000	184,884	657,230	612,232	577,222
Miscellaneous income (expense), net									(234)	(819)	(3,003)
Interest charges									114,812	116,241	129,276
Income before income taxes									542,184	495,172	444,943
Income tax expense									196,642	189,549	174,612
Income from Continuing Operations, Net of Tax	34,850	66,143	143,003	101,546	23,908	52,487	133,142	96,086	345,542	305,623	270,331
Net income from discontinued operations, net of tax	(610)	5,050	(1,193)	1,315	(393)	3,794	4,542	1,509	4,562	9,452	19,486
Net income	$ 34,240	$ 71,193	$ 141,810	$ 102,861	$ 23,515	$ 56,281	$ 137,684	$ 97,595	$ 350,104	$ 315,075	$ 289,817
Income from Continuing Operations, Per Basic Share	$ 0.33	$ 0.64	$ 1.39	$ 0.99	$ 0.23	$ 0.51	$ 1.31	$ 0.94	$ 3.33	$ 3.00	$ 2.76
Income from Discontinued Operation, Net of Tax, Per Basic Share	0.00	0.05	(0.01)	0.01	0.00	0.04	0.04	0.02	$ 0.05	$ 0.09	$ 0.20
Discontinued Operation, Tax Effect of Discontinued Operation									$ 3,731	$ 6,141	$ 12,389
Earnings Per Share, Basic	0.33	0.69	1.38	1.00	0.23	0.55	1.35	0.96	$ 3.38	$ 3.09	$ 2.96
Income from Continuing Operations, Per Diluted Share	0.33	0.64	1.39	0.99	0.23	0.51	1.31	0.94	3.33	3.00	2.76
Income from Discontinued Operation, Net of Tax, Per Diluted Share	0.00	0.05	(0.01)	0.01	0.00	0.04	0.04	0.02	0.05	0.09	0.20
Diluted net income per share	$ 0.33	$ 0.69	$ 1.38	$ 1.00	$ 0.23	$ 0.55	$ 1.35	$ 0.96	$ 3.38	$ 3.09	$ 2.96000
Weighted average shares outstanding:
Basic (shares)									103,524	101,892	97,606
Diluted (shares)									103,524	101,892	97,608
Distribution Segment [Member]
Operating revenues
Operating revenues	$ 403,303	$ 424,905	$ 862,127	$ 649,443	$ 382,031	$ 429,482	$ 1,145,082	$ 864,767	$ 2,339,778	$ 2,821,362	$ 3,139,221
Purchased gas cost
Purchased gas cost									1,058,576	1,574,447	1,952,869
Gross profit									1,281,202	1,246,915	1,186,352
Operating expenses
Operation and maintenance									407,982	393,504	391,747
Depreciation and amortization									234,109	224,094	209,485
Taxes, other than income									197,227	206,625	196,503
Total operating expenses									839,318	824,223	797,735
Operating income									441,884	422,692	388,617
Miscellaneous income (expense), net									1,171	284	3
Interest charges									78,238	83,087	92,997
Income before income taxes									364,817	339,889	295,623
Income tax expense									130,987	134,069	121,165
Income from Continuing Operations, Net of Tax									233,830	205,820	174,458
Net income from discontinued operations, net of tax									0	0	0
Net income									233,830	205,820	174,458
Pipeline and Storage Segment [Member]
Operating revenues
Operating revenues	112,772	113,855	102,153	98,416	101,895	99,008	96,893	87,161	427,196	384,957	337,540
Purchased gas cost
Purchased gas cost									(58)	562	2,048
Gross profit									427,254	384,395	335,492
Operating expenses
Operation and maintenance									130,610	122,902	90,729
Depreciation and amortization									56,682	48,314	42,187
Taxes, other than income									24,616	23,639	13,971
Total operating expenses									211,908	194,855	146,887
Operating income									215,346	189,540	188,605
Miscellaneous income (expense), net									(1,405)	(1,103)	(3,006)
Interest charges									36,574	33,154	36,279
Income before income taxes									177,367	155,283	149,320
Income tax expense									65,655	55,480	53,447
Income from Continuing Operations, Net of Tax									111,712	99,803	95,873
Net income from discontinued operations, net of tax									0	0	0
Net income									111,712	99,803	95,873
Intersegment Elimination [Member]
Operating revenues
Operating revenues	$ (82,432)	$ (82,548)	$ (74,240)	$ (73,106)	$ (72,783)	$ (72,985)	$ (68,879)	$ (64,687)	(312,326)	(279,334)	(232,857)
Purchased gas cost
Purchased gas cost									(312,326)	(279,334)	(232,857)
Gross profit									0	0	0
Operating expenses
Operation and maintenance									0	0	0
Depreciation and amortization									0	0	0
Taxes, other than income									0	0	0
Total operating expenses									0	0	0
Operating income									0	0	0
Miscellaneous income (expense), net									0	0	0
Interest charges									0	0	0
Income before income taxes									0	0	0
Income tax expense									0	0	0
Income from Continuing Operations, Net of Tax									0	0	0
Net income from discontinued operations, net of tax									0	0	0
Net income									$ 0	$ 0	$ 0